Document and Entity Information	Apr. 01, 2016
Prospectus:
Document Type	497
Document Period End Date	Apr. 01, 2016
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Apr. 01, 2016
Document Effective Date	Apr. 01, 2016
Prospectus Date	Feb. 29, 2016
Direxion Daily Natural Gas Related Bull 3X Shares | Direxion Daily Natural Gas Related Bull 3X Shares
Prospectus:
Trading Symbol	GASL
Direxion Daily Natural Gas Related Bear 3X Shares | Direxion Daily Natural Gas Related Bear 3X Shares
Prospectus:
Trading Symbol	GASX
Direxion Daily Russia Bull 3X Shares | Direxion Daily Russia Bull 3X Shares
Prospectus:
Trading Symbol	RUSL
Direxion Daily Russia Bear 3X Shares | Direxion Daily Russia Bear 3X Shares
Prospectus:
Trading Symbol	RUSS
DIREXION DAILY JUNIOR GOLD MINERS INDEX BULL 3X SHARES | DIREXION DAILY JUNIOR GOLD MINERS INDEX BULL 3X SHARES
Prospectus:
Trading Symbol	JNUG
DIREXION DAILY JUNIOR GOLD MINERS INDEX BEAR 3X SHARES | DIREXION DAILY JUNIOR GOLD MINERS INDEX BEAR 3X SHARES
Prospectus:
Trading Symbol	JDST